List of principal companies included in the scope of consolidation during 2022	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
List of principal companies included in the scope of consolidation during 2022	List of principal companies included in the scope of consolidation during 2022
F.1. Principal fully consolidated companies
The table below shows Sanofi's principal subsidiaries and their country of incorporation:

Europe		Financial interest (%) as of December 31, 2022
Hoechst GmbH	Germany	100.0
Sanofi-Aventis Deutschland GmbH	Germany	100.0
A. Nattermann & Cie. GmbH	Germany	100.0
Sanofi-Aventis GmbH	Austria	100.0
Sanofi Belgium	Belgium	100.0
Ablynx N.V.	Belgium	100.0
Genzyme Flanders BVBA	Belgium	100.0
Sanofi A/S	Denmark	100.0
Sanofi-Aventis S.A.	Spain	100.0
Opella Healthcare Spain, S.L.	Spain	100.0
Sanofi Oy	Finland	100.0
Sanofi	France	100.0
Sanofi-Aventis France	France	100.0
Sanofi Winthrop Industrie	France	100.0
Sanofi-Aventis Recherche & Développement	France	100.0
Sanofi-Aventis Groupe	France	100.0
Sanofi Chimie	France	100.0
Sanofi-Aventis Participations	France	100.0
Sanofi Pasteur	France	100.0
Aventis Pharma S.A.	France	100.0
Sanofi Biotechnology	France	100.0
Sanofi Mature IP	France	100.0
Sanofi Pasteur NVL	France	100.0
Sanofi Pasteur Europe	France	100.0
SECIPE SAS	France	100.0
Sanofi Pasteur Merieux S.A.S.	France	100.0
Sanofi 2015 D SAS	France	100.0
Opella Healthcare International SAS	France	100.0
Opella Healthcare France SAS	France	100.0
Opella Healthcare Group SAS	France	100.0
Sanofi-Aventis A.E.B.E.	Greece	100.0
Sanofi-Aventis Private Co, Ltd	Hungary	99.6
Chinoin Private Co. Ltd	Hungary	99.6
Opella Healthcare Hungary Commercial K.F.T	Hungary	100.0
Carraig Insurance DAC	Ireland	100.0
Genzyme Ireland Limited	Ireland	100.0
Sanofi-Aventis Holdings (Ireland) Ltd	Ireland	100.0
Sanofi S.R.L.	Italy	100.0
Opella Healthcare Italy S.R.L.	Italy	100.0
Genzyme Global Sarl	Luxembourg	100.0
Genzyme Luxembourg Sarl	Luxembourg	100.0
Sanofi-Aventis Norge AS	Norway	100.0
Genzyme Europe B.V.	Netherlands	100.0
Sanofi Foreign Participations B.V.	Netherlands	100.0
Sanofi-Aventis Sp. z.o.o.	Poland	100.0
Opella Healthcare Poland sp.Z.O.O	Poland	100.0
Sanofi Pasteur Sp. z.o.o.	Poland	100.0
Sanofi Produtos Farmaceuticos Lda	Portugal	100.0
Sanofi-Aventis, s.r.o.	Czech Republic	100.0
Opella Healthcare Czech s.r.o	Czech Republic	100.0
Sanofi Romania SRL	Romania	100.0

Europe		Financial interest (%) as of December 31, 2022
Opella Healthcare Romania S.R.L.	Romania	100.0
Sanofi-Aventis UK Holdings Limited	United Kingdom	100.0
Aventis Pharma Limited	United Kingdom	100.0
Sanofi-Synthelabo UK Ltd	United Kingdom	100.0
Aventis Pharma Holdings Ltd	United Kingdom	100.0
Opella Healthcare UK Limited	United Kingdom	100.0
AO Sanofi Russia	Russia	100.0
Opella Healthcare LLC	Russia	100.0
Sanofi AB	Sweden	100.0
Sanofi-Aventis (Suisse) SA	Switzerland	100.0
Genzyme Global Sarl Baar Intellectual Property Branch	Switzerland	100.0
Sanofi Ilac Sanayi ve Ticaret A.S.	Turkey	100.0
Sanofi Pasteur Asi Ticaret A.S.	Turkey	100.0
Sanofi Saglik Urunleri Limited Sirketi	Turkey	100.0

United States		Financial interest (%) as of December 31, 2022
Genzyme Therapeutic Products Limited Partnership	United States	100.0
Aventis Inc.	United States	100.0
Sanofi US Services Inc.	United States	100.0
Sanofi-Aventis U.S. LLC	United States	100.0
Chattem, Inc.	United States	100.0
Aventisub LLC	United States	100.0
Genzyme Corporation	United States	100.0
Sanofi Pasteur Inc.	United States	100.0
VaxServe, Inc.	United States	100.0
Bioverativ Inc.	United States	100.0
Bioverativ U.S. LLC	United States	100.0
Bioverativ Therapeutics Inc.	United States	100.0
Principia Biopharma Inc.	United States	100.0
Sanofi Research Invest LLC	United States	100.0
Sanofi Bioverativ Holdings LLC	United States	100.0
RPR US Ltd.	United States	100.0
Kadmon Holdings, Inc.	United States	100.0
Kadmon Corporation, LLC	United States	100.0
Amunix	United States	100.0
Synthorx, Inc	United States	100.0
Translate Bio, Inc	United States	100.0

Other Countries		Financial interest (%) as of December 31, 2022
Sanofi-Aventis South Africa (Pty) Ltd	South Africa	100.0
Sanofi-Aventis Algérie	Algeria	100.0
Sanofi Arabia Trading Company Limited	Saudi Arabia	75.0
Sanofi-Aventis Argentina S.A.	Argentina	100.0
Genzyme de Argentina S.A.	Argentina	100.0
Opella Healthcare Argentina S.A.U.	Argentina	100.0
Sanofi-Aventis Healthcare Pty Ltd	Australia	100.0
Sanofi-Aventis Australia Pty Ltd	Australia	100.0
Sanofi Medley Farmaceutica Ltda	Brazil	100.0
Sanofi-Aventis Canada Inc.	Canada	100.0
Sanofi Pasteur Limited	Canada	100.0
Merieux Canada Holdings ULC (Canada)	Canada	100.0
Sanofi-Aventis de Chile S.A.	Chile	100.0
Sanofi (Hangzhou) Pharmaceuticals Co., Ltd	China	100.0
Sanofi (China) Investment Co., Ltd	China	100.0
Sanofi (Beijing) Pharmaceuticals Co.Ltd	China	100.0
Sanofi Pasteur Biologies Co., Ltd	China	100.0
Shenzhen Sanofi pasteur Biological Products Co, Ltd	China	100.0
Shanghai Rongheng Pharmaceutical Co, Ltd	China	100.0
Genfar S.A.	Colombia	100.0
Sanofi-Aventis de Colombia S.A.	Colombia	100.0
Sanofi-Aventis Korea Co. Ltd	South Korea	100.0
Sanofi Pasteur Ltd	South Korea	100.0
Opella healthcare Korea Inc.	South Korea	100.0
Sanofi-Aventis Gulf FZE	United Arab Emirates	100.0
Sanofi Egypt	Egypt	99.8
Opella Healthcare Egypt LLC	Egypt	100.0
Sanofi Hong-Kong Limited	Hong Kong	100.0
Sanofi India Limited	India	60.4
Sanofi Healthcare India Private Limited	India	99.9
Sanofi-Aventis Israël Ltd	Israel	100.0
Sanofi K.K.	Japan	100.0
SSP Co.,Ltd	Japan	100.0
Sanofi-Aventis (Malaysia) SDN. BHD.	Malaysia	100.0
Sanofi-Aventis Maroc	Morocco	100.0
Sanofi-Aventis de Mexico S.A. de C.V.	Mexico	100.0
Sanofi Pasteur S.A. de C.V.	Mexico	100.0
Azteca Vacunas, S.A. de C.V.	Mexico	100.0
Sanofi-Aventis Pakistan Limited	Pakistan	52.9
Sanofi-Aventis de Panama S.A.	Panama	100.0
Sanofi-Aventis del Peru S.A.	Peru	100.0
Sanofi-Aventis Puerto Rico Inc	Puerto Rico	100.0
Sanofi-Aventis Philippines Inc.	Philippines	100.0
Opella Healthcare Philippines Inc.	Philippines	100.0
Sanofi-Aventis Singapore Pte. Ltd	Singapore	100.0
Aventis Pharma (Manufacturing) Pte. Ltd	Singapore	100.0
Sanofi Manufacturing Pte Ltd	Singapore	100.0
Sanofi Taiwan Co., Ltd	Taiwan	100.0
Sanofi-Aventis (Thailand) Ltd	Thailand	100.0
Sanofi-Aventis de Venezuela S.A.	Venezuela	100.0
Sanofi-Aventis Vietnam Company Limited	Vietnam	100.0
Sanofi Vietnam Shareholding Company Limited	Vietnam	85.0
F.2. Principal investments accounted for using the equity method

		Financial interest (%) as of December 31, 2022
GlaxoSmithKline Consumer Healthcare, L.P.	United States	11.7
Infraserv GmbH & Co. Höchst KG	Germany	31.2
Maphar	Morocco	48.3
MCM Vaccine B.V.	Netherlands	50.0
MSP Vaccine Company (formerly MCM company)	United States	50.0
EUROAPI	France	30.1